INCOME TAXES - Reconciliation of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net earnings (loss) before income taxes	$ 17,775,766	$ (43,325,320)
Combined statutory income tax rate in Canada	26.50%	26.50%
Expected income tax expense (recovery)	$ 4,710,578	$ (11,481,210)
Non-deductible share-based employee remuneration	3,275,949	18,836,477
Change in fair value of share warrant obligations	26,889,069	22,735,914
Non-deductible accretion expense	16,529	538,444
Change in unrecognized deferred tax assets	18,596,751	13,867,662
Impact of US tax rate applicable to the subsidiary	173,323	223,297
Non-deductible expenses	114,518	818,490
Other	1,421	(67,246)
Income taxes	$ 0	$ 0